Trade and Other Receivables - Summary of Trade and Other Receivables (Detail) - AUD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Trade And Other Current Receivables [Abstract]
Settlement Receivable		$ 109
R&D Grant Receivable	$ 4,121	4,233
Other	134	64
Total trade and other receivables	$ 4,255	$ 4,406